Long-term Debt and Capital Lease Obligations	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

10. Long-term Debt and Capital Lease Obligations

As of December 31, 2012 and December 31, 2011, long-term debt and capital lease obligations consisted of the following:

	2012	2011

2012 Credit Agreement and Amended 2006 Senior Credit Agreement	$2,659,340	$2,795,589
Senior Notes	4,743,442	2,883,009
Euro Notes	51,951	258,780
European Investment Bank Agreements	324,334	345,764
Accounts receivable facility	162,000	534,500
Capital lease obligations	15,618	17,993
Other(1)	219,976	248,951
	8,176,661	7,084,586
Less current maturities	(334,747)	(1,589,776)
	$7,841,914	$5,494,810

(1) As of Dec 31, 2012 this amount includes the non-current portion of a loan from Fresenius SE subsidiary of $56,174 which is due on May 23, 2014.

On October 30, 2012, $2,109,166 was reclassified from Current portion of long-term debt to Long-term debt as a result of entering into the new 2012 Credit Agreement.

The Company's long-term debt consists mainly of borrowings related to its 2012 Credit Agreement, its Senior Notes, its Euro Notes, borrowings under its European Investment Bank Agreements, borrowings under its accounts receivable facility (“A/R Facility”) and certain other borrowings as follows:

2012 Credit Agreement

The Company entered into a new $3,850,000 syndicated credit facility (the “2012 Credit Agreement”) with a large group of banks and institutional investors (collectively, the “Lenders”) on October 30, 2012 which replaced its Amended 2006 Senior Credit Agreement. The new credit facility consists of:

  a 5-year revolving credit facility of approximately $1,250,000 comprising a $400,000 multicurrency revolving facility, a $200,000 revolving facility and a €500,000 revolving facility which will be due and payable on October 30, 2017.
  a 5-year term loan facility of $2,600,000, also scheduled to mature on October 30, 2017. The 2012 Credit Agreement requires 17 quarterly payments of $50,000 each, beginning in the third quarter of 2013 that permanently reduce the term loan facility. The remaining balance is due on October 30, 2017.

Interest on the new credit facilities will be, at the Company's option, at a rate equal to either (i) LIBOR or EURIBOR (as applicable) plus an applicable margin or (ii) the Base Rate as defined in the 2012 Credit Agreement plus an applicable margin. As of December 31, 2012, the tranches outstanding under the 2012 Credit Agreement had a weighted average interest rate of 2.35%.

The applicable margin is variable and depends on the Company's Consolidated Leverage Ratio which is a ratio of its Consolidated Funded Debt less cash and cash equivalents held by the Consolidated Group to Consolidated EBITDA (as these terms are defined in the 2012 Credit Agreement).

In addition to scheduled principal payments, indebtedness outstanding under the 2012 Credit Agreement will be reduced by portions of the net cash proceeds received from certain sales of assets and the issuance of certain additional debt.

Obligations under the 2012 Credit Agreement are secured by pledges of capital stock of certain material subsidiaries in favor of the Lenders.

The 2012 Credit Agreement contains affirmative and negative covenants with respect to the Company and its subsidiaries and other payment restrictions. Certain of the covenants limit indebtedness of the Company and investments by the Company, and require the Company to maintain certain financial ratios defined in the agreement. Additionally, the 2012 Credit Agreement provides for a limitation on dividends and other restricted payments which is €300,000 ($395,820 based upon the December 31, 2012 spot rate) for dividends to be paid in 2013, and increases in subsequent years. In default, the outstanding balance under the 2012 Credit Agreement becomes immediately due and payable at the option of the Lenders. The Company was in compliance with all covenants at December 31, 2012.

The Company incurred fees of approximately $27,193 in conjunction with the 2012 Credit Agreement. Certain fees related to the Amended 2006 Senior Credit Agreement of approximately $4,482 are also applicable to the 2012 Credit Agreement. These fees and the $22,361 of newly incurred fees will be amortized over the life of the 2012 Credit Agreement.

The following table shows the available and outstanding amounts under the 2012 Credit Agreement at December 31, 2012 and the Amended 2006 Senior Credit Agreement at December 31, 2011:

	Maximum Amount Available December 31, 2012(1)			Balance Outstanding December 31, 2012(1)
2012 Credit Agreement
Revolving Credit USD		$600,000	$600,000		$59,340	$59,340
Revolving Credit EUR		€500,000	$659,700		€-	$-
Term Loan A		$2,600,000	$2,600,000		$2,600,000	$2,600,000
			$3,859,700			$2,659,340

	Maximum Amount Available December 31, 2011			Balance Outstanding December 31, 2011
Amended 2006 Senior Credit Agreement
Revolving Credit	$		1,200,000	$		58,970
Term Loan A			1,215,000			1,215,000
Term Loan B			1,521,619			1,521,619
	$		3,936,619	$		2,795,589

(1) These amounts represent the maximum amount available under the 2012 Credit Agreement, which replaced the Amended 2006 Senior Credit Agreement on October 30, 2012. The 2012 Credit Agreement utilizes different tranches than the previous agreement and, as such, the tables are presented separately for increased clarity.

In addition, at December 31, 2012 and December 31, 2011, the Company had letters of credit outstanding in the amount of $77,188 and $180,766, respectively, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the respective revolving credit facility.

Senior Notes

As of December 31, 2012, the Company's Senior Notes consisted of the following:

Issuer/Transaction	Face Amount	Maturity	Coupon	Book value
FMC Finance VI S.A. 2010/2016	€250,000	July 15, 2016	5.50%	$327,420
FMC Finance VIII S.A. 2011/2016(1)	€100,000	October 15, 2016	3.71%	$131,940
FMC US Finance, Inc. 2007/2017	$500,000	July 15, 2017	6 7/8%	$496,006
FMC Finance VIII S.A. 2011/2018	€400,000	September 15, 2018	6.50%	$521,834
FMC US Finance II, Inc. 2011/2018	$400,000	September 15, 2018	6.50%	$395,511
FMC US Finance II, Inc. 2012/2019	$800,000	July 31, 2019	5.625%	$800,000
FMC Finance VIII S.A. 2012/2019	€250,000	July 31, 2019	5.25%	$329,850
FMC US Finance, Inc. 2011/2021	$650,000	February 15, 2021	5.75%	$645,061
FMC Finance VII S.A. 2011/2021	€300,000	February 15, 2021	5.25%	$395,820
FMC US Finance II, Inc. 2012/2022	$700,000	January 31, 2022	5.875%	$700,000
				$4,743,442

(1) This note carries a variable interest rate which was 3.71% at December 31, 2012.

In January 2012, $800,000 and $700,000 of dollar-denominated senior notes and €250,000 ($328,625 at date of issuance) of euro-denominated notes were issued at par. Both the $800,000 Senior Notes and the Euro-denominated Senior Notes are due July 31, 2019 while the $700,000 Senior Notes are due January 31, 2022. The proceeds were used for acquisitions and for general corporate purposes.

In October 2011, €100,000 ($137,760 at date of issuance) of floating rate senior notes were issued at par. These floating rate senior notes are due October 15, 2016. Proceeds were used for acquisitions, to refinance indebtedness outstanding under the Amended 2006 Senior Credit Agreement and for general corporate purposes.

In September 2011, $400,000 of dollar-denominated senior notes and €400,000 ($549,160 at date of issuance) of euro-denominated senior notes were issued at an issue price of 98.623%. Both the dollar- and euro-denominated senior notes have a coupon of 6.50% and a yield to maturity of 6.75% and mature on September 15, 2018. Proceeds were used for acquisitions, to refinance indebtedness outstanding under the revolving credit facility of the Amended 2006 Senior Credit Agreement and under the A/R Facility, and for general corporate purposes.

In June 2011, Fresenius Medical Care US Finance, Inc. acquired substantially all of the assets of FMC Finance III S.A. (“FMC Finance III”) and assumed the obligations of FMC Finance III under its $500,000 6 7/8% Senior Notes due 2017 (the “6 7/8% Senior Notes”) and the related indenture. The guarantees of the Company and its subsidiaries, FMCH and Fresenius Medical Care Deutschland GmbH (D-GmbH”), (together, the “Guarantor Subsidiaries”) for the 6 7/8% Senior Notes have not been amended and remain in full force and effect. The 6 7/8% Notes were issued in July 2007 with a coupon of 6 7/8% at a discount, resulting in an effective interest rate of 7 1/8%.

In February 2011, $650,000 of dollar-denominated senior notes and €300,000 ($412,350 at date of issuance) of euro-denominated senior notes were issued with coupons of 5.75% and 5.25%, respectively, at an issue price of 99.060% and par, respectively. The dollar-denominated senior notes had a yield to maturity of 5.875%. Both the dollar- and euro-denominated senior notes mature on February 15, 2021. Proceeds were used to repay indebtedness outstanding under the A/R Facility and the revolving credit facility of the Amended 2006 Senior Credit Agreement, for acquisitions and for general corporate purposes to support the Company's renal dialysis products and services businesses.

In January 2010, €250,000 ($353,300 at date of issuance) of senior notes was issued with a coupon of 5.50% at an issue price of 98.6636%. These senior notes had a yield to maturity of 5.75% and are due July 15, 2016. Proceeds were used to repay short-term indebtedness and for general corporate purposes.

All Senior Notes are unsecured and guaranteed on a senior basis jointly and severally by the Company and the Guarantor Subsidiaries. The issuers may redeem the Senior Notes (except for the Floating Rate Senior Notes) at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the indenture. The holders have the right to request that the issuers repurchase the Senior Notes at 101% of principal plus accrued interest upon the occurrence of a change of control followed by a decline in the ratings of the respective Senior Notes.

The Company has agreed to a number of covenants to provide protection to the holders which, under certain circumstances, limit the ability of the Company and its subsidiaries to, among other things, incur debt, incur liens, engage in sale-leaseback transactions and merge or consolidate with other companies or sell assets. As of December 31, 2012, the Company was in compliance with all of its covenants under the Senior Notes.

Euro Notes

In April 2009, the Company issued euro-denominated notes (“Euro Notes”) totaling €200,000, which are senior, unsecured and guaranteed by FMCH and D-GmbH, which originally consisted of 4 tranches having terms of 3.5 and 5.5 years with floating and fixed interest rate tranches. As of December 31, 2012, the Company was in compliance with all of its covenants under the Euro Notes. As of December 31, 2012, the Euro Notes had an outstanding balance of €39,375 ($51,951).

European Investment Bank Agreements

The Company entered into various credit agreements with the European Investment Bank (“EIB”) in 2005, 2006 and 2009. The EIB is a not-for-profit long-term lending institution of the European Union and lends funds at favourable rates for the purpose of capital investment and R&D projects, normally for up to half of the funds required for such projects.

Borrowings under the four EIB credit facilities available at December 31, 2012 and 2011 are shown below:

		Balance outstanding
		December 31,
	Maturity	2012	2011
Revolving Credit	2013	$90,812	$115,812
Loan 2005	2013	48,806	48,806
Loan 2006	2014	118,746	116,451
Loan 2009	2014	65,970	64,695
		$324,334	$345,764

While the EIB agreements were granted in euro, advances under the Revolving Credit, Loan 2005 and Loan 2006 could be denominated in certain foreign currencies, including U.S. dollars. As a result, the borrowings under the Revolving Credit and Loan 2005 have been drawn down in U.S. dollars, while the borrowings under Loan 2006 and Loan 2009 have been drawn down in euro. As of December 31, 2012, all credit facilities are fully utilized.

In 2013, both the Revolving Credit and Loan 2005 will mature. The outstanding balances have been reclassified to Current portion of Long-term debt and capital lease obligations.

All agreements with the EIB have variable interest rates that change quarterly. The Company's U.S. dollar borrowings had an interest rate of 0.438% and the euro borrowings had interest rates of 0.171% and 2.40% at December 31, 2012 and the dollar borrowings had an interest rate of 0.676% and the euro borrowings had interest rates of 1.565% and 3.666% at December 31, 2011.

Borrowings under the 2005 and 2006 agreements are secured by bank guarantees while the 2009 agreement is guaranteed by FMCH and D-GmbH. All EIB agreements have customary covenants. As of December 31, 2012, the Company was in compliance with the respective covenants.

Accounts Receivable Facility

The Company refinanced the A/R Facility on January 17, 2013 for a term expiring on January 15, 2016 with the available borrowings at $800,000. At December 31, 2012 there are outstanding borrowings under the A/R Facility of $162,000.

Under the A/R Facility, certain receivables are sold to NMC Funding Corporation (“NMC Funding”), a wholly-owned subsidiary. NMC Funding then assigns percentage ownership interests in the accounts receivable to certain bank investors. Under the terms of the A/R Facility, NMC Funding retains the right, at any time, to recall all the then outstanding transferred interests in the accounts receivable. Consequently, the receivables remain on the Company's Consolidated Balance Sheet and the proceeds from the transfer of percentage ownership interests are recorded as long-term debt.

NMC Funding pays interest to the bank investors calculated based on the commercial paper rates for the particular tranches selected. The average interest rate during 2012 was 1.697%. Refinancing fees, which include legal costs and bank fees, are amortized over the term of the facility.

Other

At December 31, 2012 and 2011, in conjunction with certain acquisitions and investments, the Company had pending payments of the purchase considerations totaling approximately $142,229 and $228,398, respectively, of which $75,266 and $103,828, respectively, was classified as the current portion of long-term debt.

Annual Payments

Aggregate annual payments applicable to the 2012 Credit Agreement, Senior Notes, Euro Notes, EIB agreements, capital leases, the A/R Facility and other borrowings for the five years subsequent to December 31, 2012 are:

2013	$334,747
2014	529,065
2015	232,378
2016(a)	828,523
2017	2,461,714
Thereafter	3,812,012
$8,198,439

(a) The Company refinanced the A/R facility, which was set to mature on July 31, 2014, on January 17, 2013. The payments related to this facility will mature on January 15, 2016.